Leases - Schedule of Supplemental Balance Sheet Information Related to Operating Lease (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Supplemental Balance Sheet Information Related to Operating Lease [Abstract]
Right-of-use assets	$ 190	$ 261
Lease liabilities current	34	127
Lease liabilities non-current	117	134
Total lease liabilities	$ 151	$ 261
Weighted average remaining lease term (years)	2 years 6 months 10 days	1 year 11 months 19 days
Weighted average discount rate	3.50%	5.50%